Western & Southern Financial Group®	400 Broadway Cincinnati, OH 45202 Tel: 513-357-6029 Fax: 513-629-1044 meredyth.whitford@wslife.com

May 27, 2016
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Touchstone Strategic Trust (the “Registrant”)
Registration Statement on Form N-14
To the Commission:
On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares (Institutional Class) in connection with the reorganization of DSM Large Cap Growth Fund, a series of Professionally Managed Portfolios, into Touchstone Large Company Growth Fund Fund, a series of the Registrant.
Please contact the undersigned at (513) 357-6029 or Jacob Tiedt, Esq. of Vedder Price P.C. at (312) 609-7697 if you have any questions.

Sincerely, /s/ Meredyth A. Whitford Meredyth A. Whitford, Esq.